Income Taxes - Change in Deferred Income Tax Balances (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax income tax liability, beginning of year	$ 11,433	$ 11,180
Recognized in deferred income tax expense	440	249
Recognized in other comprehensive income	39	19
Foreign exchange, disposition and other	5	(15)
Net deferred income tax liability, end of year	$ 11,917	$ 11,433